Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Balance Sheet Information
Balance Sheet Information

Note 3 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	September 30, 2012	December 31, 2011

Library	$1	$1
Office Furniture & Fixtures	98	177
Leasehold Improvements	145	251
Software	9	37
Production Equipment	384	293
Computer Equipment	141	134
Total	778	893
Accumulated Depreciation	(285)	(371)
	$493	$522

Depreciation expense for the three and nine month periods ended September 30, 2012 and 2011 was $36, $4, $98 and $25, respectively.

Note 2—Balance Sheet Information

  Property, Plant and Equipment

       Property, plant and equipment were as follows:

	December 31, 2011	December 31, 2010
Library	$1	$1
Office Furniture & Fixtures	177	90
Leasehold Improvements	251	78
Software	37	28
Production Equipment	293	179
Computer Equipment	134	65

Total	893	441
Accumulated Depreciation	(371)	(321)

	$522	$120